Other Income and Other Expenses	12 Months Ended
Dec. 31, 2024
Other Income and Other Expenses
Other Income and Other Expenses

Note 25. Other Income and Other Expenses

The components of other income and other expenses which are more than one percent of total revenues in either of the two annual periods presented were as follows:

	2024	2023
Income
Income from investment in CFS Partners	$1,220,909	$1,033,499

Expenses
Outsourcing expense	$604,679	$577,260
Service contracts - administration	806,996	638,630
Marketing	475,004	472,008
State deposit tax	1,023,201	1,025,988
ATM and debit card expense	708,946	645,745